DERIVATIVES AND HEDGING ACTIVITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
DERIVATIVES AND HEDGING ACTIVITIES
Schedule of fair value of our derivative instruments, which are included as a part of our other non-current assets, other current liabilities and other non-current liabilities in Condensed Consolidated Balance Sheets

The following table details the fair value of our derivative instruments, which are included as a part of our other non-current assets, other current liabilities and other non-current liabilities in our Condensed Consolidated Balance Sheets.

(in millions)	September 30, 2021	December 31, 2020
Derivatives designated as hedging instruments:
Derivative assets
Cross currency swaps	$6.6	$—
Total derivative assets	$6.6	$—
Derivative liabilities
Interest rate swaps	$—	$(20.8)
Interest rate caps	(0.8)	—
Cross currency swaps	(11.3)	—
Total derivative liabilities	$(12.1)	$(20.8)
Derivatives not designated as hedging instruments:
Derivative liabilities
Interest rate swaps	$(14.8)	$—
Total derivative liabilities	$(14.8)	$—

	December 31,	December 31,
(in millions)	2020	2019
Derivative assets
Foreign currency forward contracts	$—	$0.2
Interest rate swaps	—	6.5
Total derivative assets	$—	$6.7
Derivative liabilities
Foreign currency forward contracts	$—	$(2.2)
Interest rate swaps	(20.8)	—
Total derivative liabilities	$(20.8)	$(2.2)

Schedule of Derivatives Instruments Statements of Financial Performance and Financial Position, Location

The following table details the effect of our derivative instruments on our Condensed Consolidated Statements of Operations:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
(in millions)	2021	2020	2021	2020
Cash flow hedges:
Foreign currency forward contracts(1)	$—	$—	$—	$0.5
Interest rate swaps(1)	2.3	(2.2)	6.8	(3.1)
Total	$2.3	$(2.2)	$6.8	$(2.6)
(1)	Amounts recognized on the foreign currency forward contracts and interest rate swaps were included in Other (income) expense during the three and nine months ended September 30, 2021 and September 30, 2020.

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
(in millions)	2020	2019	2018
Derivatives designated as hedging instruments:
Cash flow hedges:
Foreign currency forward contracts(1)	$0.5	$0.2	$0.5
Interest rate swaps(1)	(5.3)	—	—
Total	$(4.8)	$0.2	$0.5
(1)	Amounts recognized on the foreign currency forward contracts and interest rate swaps were included in other (income) expense during the year ended December 31, 2020 and December 31, 2019.